Other non-financial liabilities	12 Months Ended
Dec. 31, 2019
Disclosure of other non financial liabilities [Abstract]
Disclosure Of Other Non Financial Liabilities Explanatory [Text Block]
Note 26
Other non-financial liabilities

The total Other non-financial liabilities are detailed as follows:

	As of December 31, 2019	As of December 31, 2018
	ThCh$	ThCh$
Parent dividend provisioned by the board (1)	-	51,730,402
Parent dividend provisioned according to policy	37,358,131	101,714,994
Outstanding parent dividends	948,439	684,158
Subsidiaries dividends according to policy	8,416,207	7,502,145
Total dividends payable	46,722,777	161,631,699
Income received in advance (2)	1,312,595	2,497,811
Others	324,395	426,030
Total	48,359,767	164,555,540
Current	48,359,767	164,555,540
Total	48,359,767	164,555,540
(1)

See
Note 1 – Common Shareholders’ Equity, dividends.
(2)

See
Note 1 – General information, letter C)
.